Intangible assets, airport concessions and goodwill - Net - Additional information (Details) $ in Thousands, $ in Millions			12 Months Ended
	Jan. 01, 2025	May 15, 2008	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure by geographical areas:
Amortisation expense			$ 3,172,318		$ 2,250,734	$ 2,008,470
Impairment testing on all CGUs considering the entire value of intangible assets, airport concessions and goodwill			$ 3,895,647		$ 2,623,663
Explanation of value assigned to key assumption			For the year 2025, if the discount rate applied to the cash flow projections of each of the CGUs, would have been at +1% or -1% the cash flow projections would have had an effect of an excess of Ps.159,893 and Ps.4,146,078 in Aerostar respectively and an excess of Ps.302,022 and Ps.413,174 in Airplan respectively.	For the year 2025, if the discount rate applied to the cash flow projections of each of the CGUs, would have been at +1% or -1% the cash flow projections would have had an effect of an excess of Ps.159,893 and Ps.4,146,078 in Aerostar respectively and an excess of Ps.302,022 and Ps.413,174 in Airplan respectively.	For the year 2024, if the discount rate applied to the cash flow projections of each of the CGUs, would have been at +1% or -1% the cash flow projections would have had an effect of an impairment of Ps.960,476 and and excess of Ps.3,672,552 in Aerostar, respectively, and an excess of Ps.210,515 and Ps.347,469 in Airplan respectively.
Original concession period for operating rights		25 years	50 years	50 years
Percent of obligation to pay consideration on gross income	9.00%
Airplan
Disclosure by geographical areas:
Original concession period for operating rights		15 years	25 years	25 years
ASUR Aiports
Disclosure by geographical areas:
Goodwill			$ 672,538
Minimum | Airplan
Disclosure by geographical areas:
Original concession period for operating rights			15 years	15 years
CGU Aerostar
Disclosure by geographical areas:
Explanation of period over which management has projected cash flows			27 years	27 years	28 years
Cash payments				$ 2.5
CGU Aerostar | Positive
Disclosure by geographical areas:
Amount in excess of cash flow projections			$ 159,893		$ 960,476
CGU Aerostar | Negative
Disclosure by geographical areas:
Amount in excess of cash flow projections			$ 4,146,078		$ 3,672,552
CGU Airplan
Disclosure by geographical areas:
Explanation of period over which management has projected cash flows			2 years	2 years	8 years
CGU Airplan | Positive
Disclosure by geographical areas:
Amount in excess of cash flow projections			$ 302,022		$ 210,515
CGU Airplan | Negative
Disclosure by geographical areas:
Amount in excess of cash flow projections			413,174		347,469
Licences
Disclosure by geographical areas:
Amortisation expense			78,298		62,095	54,259
Colombia (Airplan)
Disclosure by geographical areas:
Amortization commercial rights			$ 318,386		$ 106,282	$ 86,509
Explanation of period over which management has projected cash flows			19 years	19 years
Discount rate			14.61%		15.21%
Discount rate used in the estimate of the present value of the future cash flows			22.04%
Percent of obligation to pay consideration on gross income			19.00%	19.00%	19.00%	19.00%
Colombia (Airplan) | Licences
Disclosure by geographical areas:
Amortisation expense			$ 913,817		$ 311,576	$ 281,976
Puerto Rico (Aerostar)
Disclosure by geographical areas:
Amortisation expense			536,012		480,006	444,925
Amortization commercial rights			$ 164,151		$ 189,547	$ 154,282
Discount rate			11.10%		11.60%
Discount rate used in the estimate of the present value of the future cash flows			12.01%
Percent of obligation to pay consideration on gross income			5.00%	5.00%	5.00%	5.00%
Mexico
Disclosure by geographical areas:
Amortisation expense			$ 1,161,654		$ 1,101,228	$ 986,520
Percent of obligation to pay consideration on gross income					9.00%	9.00%